Interim Condensed Consolidated Statement of Cash Flow - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of cash flows [abstract]
Net profit (loss) for the period	€ (79,810)	€ (72,074)
Reconciliation of the net profit (or loss) and the cash used for the operating activities:
Amortization and depreciation	2,437	162
Retirement pension obligations	233	190
Expenses related to share-based compensation	8,040	16,758
Other elements	515	242
Operating cash flows before change in working capital	(68,584)	(54,722)
Inventories	(516)
Customer accounts receivable		1,262
Other current assets	(7,420)	(10,163)
Supplier accounts payable	(5,945)	2,811
Other current and non-current liabilities	5,296	(4,357)
Change in working capital requirement	(8,585)	(10,448)
Net cash flow used in operating activities	(77,170)	(65,170)
Cash flows used in investing activities
Acquisitions of property, plant, and equipment	(2,117)	(498)
Acquisitions of intangible assets	1	(10)
Acquisitions of non-current financial assets	16	(171)
Net cash flows from investment activities	(2,100)	(679)
Cash flows from financing activities
Increase in conditional advances	0	0
(Decrease) in conditional advances	(904)	(648)
Treasury shares	34	(12)
Capital increases, net of transaction costs	66,531	132,460
Repayment of lease liabilities	(1,403)
Interest paid on lease liabilities	(521)
Other cash flows related to financing activities	(27)	(135)
Net cash flows used in financing activities	63,710	131,666
(Decrease) in cash	(15,560)	65,817
Cash and cash equivalents at beginning period	122,770	137,880
Impact of exchange rate fluctuations	55	(1,452)
Cash and cash equivalents at the close of the period	€ 107,265	€ 202,245